17. SUBSEQUENT EVENT	12 Months Ended
Jan. 31, 2025
Notes
17. SUBSEQUENT EVENT

17.SUBSEQUENT EVENT

On May 9th, 700,000 options at an exercise price of $1.00 expired unexercised and on May 12th, the Company granted 700,000 options at an exercise price of $1.30 per share for an exercise period of 1 year.